Risks and Concentration	12 Months Ended
Dec. 31, 2022
Risks and Concentration
Risks and Concentration
26.	Risks and Concentration

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, accounts receivables, notes receivable, amounts due from related parties and other non-current assets.

The Group’s policy requires cash and restricted cash to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.

Concentration of customers and suppliers

The Group currently has a concentrated customer base with a limited number of key customers, particularly Geely Group and its subsidiaries. Geely Group and its subsidiaries represents 95.8% and 92.1% of the Group’s accounts receivable — related parties, net, as of December 31, 2021 and 2022, respectively. During the years ended December 31, 2020, 2021 and 2022, Geely Group and its subsidiaries contributed 74.1%, 70.4% and 67.0% of the Group’s total revenues, respectively, which excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.

The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,
	2021	2022
Customer A, a third party	51.1%	48.9%
Customer B, a third party	11.0%	30.4%
Customer C, a third party	10.6%	Less than 10.0%

Customers contributed more than 10.0% of total revenues are as follows:

	Year Ended December 31,
	2020	2021	2022
Geely Group and its subsidiaries	74.1%	70.4%	67.0%
Customer A, a third party	Less than 10.0%	Less than 10.0%	12.6%
Customer B, a third party	Less than 10.0%	Less than 10.0%	12.5%

The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,
	2021	2022
Supplier A, a third party	15.5%	Less than 10.0%
Supplier B, a third party	13.8%	19.0%
Supplier C, a related party	10.3%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	19.1%
Supplier E, a third party	Less than 10.0%	10.9%

Suppliers accounting for more than 10.0% of total purchases are as follows:

	Year Ended December 31,
	2020	2021	2022
Supplier A, a third party	35.2%	23.6%	Less than 10.0%
Supplier B, a third party	Less than 10.0%	Less than 10.0%	17.4%
Supplier C, a related party	Less than 10.0%	Less than 10.0%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	Less than 10.0%	12.7%